Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	7.80%	7.70%
Growth rate used to extrapolate cash flow projections	2.50%	2.00%
Weighted average Operating EBITDA multiple	11.5	11.5	11.1
Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Weighted average Operating EBITDA multiple	11.5
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	7.30%	7.80%	8.50%
Growth rate used to extrapolate cash flow projections	2.00%	2.50%
United States [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	1.00%
Growth rate used to extrapolate cash flow projections	1.00%